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                         SUPPLEMENT DATED JUNE 2, 2003

                                       TO

                         PROSPECTUSES DATED MAY 1, 2003

                           __________________________


This Supplement is intended to be distributed with certain prospectuses dated May 1, 2003 for variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "Majestic Variable COLI", "Majestic Variable Estate Protection", "Majestic Variable Estate Protection 98", "Majestic Variable Universal Life", "Majestic Variable Universal Life 98", "Medallion Variable Universal Life Plus", "Medallion Variable Universal Life Edge", "Medallion Executive Variable Life", "Medallion Executive Variable Life II", "Medallion Executive Variable Life III", "Variable Estate Protection", "Variable Estate Protection Plus", "Variable Estate Protection Edge" or "Variable Master Plan Plus." We refer to these prospectuses as the "Product Prospectuses."

                            __________________________


  THIS SUPPLEMENT IS ACCOMPANIED WITH TWO PROSPECTUS SUPPLEMENTS DATED JUNE 2, 2003 TO THE PROSPECTUS FOR THE JOHN HANCOCK VARIABLE SERIES TRUST I DATED MAY 1, 2003. BE SURE TO READ THAT MATERIAL BEFORE SELECTING THE CORRESPONDING VARIABLE
                              INVESTMENT OPTIONS.

                           __________________________


                       AMENDMENT TO PRODUCT PROSPECTUSES

The table on the cover page of each Product Prospectus is revised to show two additional managers for the underlying fund of the Active Bond variable investment option:

--------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTION:           UNDERLYING FUND MANAGED BY:
 ---------------------------           ---------------------------
 BOND & MONEY MARKET OPTIONS:
    Active Bond. . . . . . . . .       John Hancock Advisers, LLC,
                                       Declaration Management & Research LLC and
                                       Pacific Investment Management Company LLC
--------------------------------------------------------------------------------


VSTSUP-2 (6/03)